Other Non-Current Assets - Maturity debt securities, Maturity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-Current Asset
Total	¥ 70,296,260	$ 10,052,231	¥ 57,309,555
Debt Securities Contractual Maturity
Other Non-Current Asset
Due in 1 year through 2 years	49,741,549	7,112,947	40,641,146
Due in 2 years through 3 years	20,554,711	2,939,284	16,668,409
Total	¥ 70,296,260	$ 10,052,231	¥ 57,309,555